Paradigm Micro-Cap Fund
	Schedule of Investments
	March 31, 2024 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Parts & Auxiliary Equipment, NEC
80,000	Ducommun Incorporated *	$ 4,104,000	2.49%

Communications Services, NEC
60,000	Calix, Inc. *	1,989,600	1.21%

Computer Communications Equipment
200,000	A10 Networks, Inc.	2,738,000
300,000	Extreme Networks, Inc. *	3,462,000
		6,200,000	3.76%

Footwear, (No Rubber)
140,000	Caleres, Inc.	5,744,200	3.48%

Household Audio & Video Equipment
137,600	Arlo Technologies, Inc. *	1,740,640	1.06%

Industrial Organic Chemicals
800,000	Codexis, Inc. *	2,792,000
5,950	Sensient Technologies Corporation	411,681
		3,203,681	1.94%

Instruments For Measuring & Testing Of Electricity & Electric Signals
32,650	Cohu, Inc. *	1,088,224	0.66%

Laboratory Analytical Instruments
301,600	Standard BioTools Inc. *	817,336	0.50%

Measuring & Controlling Devices, NEC
50,000	Onto Innovation Inc. *	9,054,000	5.49%

Mining & Quarrying of Nonmetallic Minerals (No Fuels)
110,000	Summit Materials, Inc. - Class A *	4,902,700	2.97%

Miscellaneous Manufacturing Industries
5,200	Hillenbrand, Inc.	261,508	0.16%

Motor Vehicle Parts & Accessories
140,000	Modine Manufacturing Company *	13,326,600	8.08%

Pharmaceutical Preparations
300,000	Eton Pharmaceuticals, Inc. *	1,125,000
140,000	Ocular Therapeutix Inc. *	1,274,000
		2,399,000	1.45%

Radio & TV Broadcasting & Communications Equipment
120,000	Aviat Networks, Inc. *	4,600,800
403,717	Cambium Networks Corp. *	1,740,020
		6,340,820	3.84%

Retail - Apparel & Accessory Stores
100,000	Citi Trends, Inc. *	2,713,000
18,818	Zumiez, Inc. *	285,845
		2,998,845	1.82%

Retail - Catalog & Mail-Order Houses
40,000	Insight Enterprises, Inc. *	7,420,800	4.50%

Retail - Family Clothing Stores
13,300	American Eagle Outfitters, Inc.	343,007	0.21%

Semiconductors & Related Devices
33,700	Kulicke & Soffa Industries Inc. (Singapore)	1,695,447
20,000	Semtech Corporation *	549,800
		2,245,247	1.36%

Services - Computer Integrated Systems Design
1,200,000	Ribbon Communications Inc. *	3,840,000
150,000	Veradigm, Inc. *	1,155,000
		4,995,000	3.03%

Services - Health Services
250,000	The Pennant Group, Inc. *	4,907,500	2.98%

Services - Help Supply Services
55,000	Cross Country Healthcare, Inc. *	1,029,600
130,500	Kelly Services, Inc. - Class A	3,267,720
		4,297,320	2.61%

Services - Home Health Care Services
19,700	Addus HomeCare Corporation *	2,035,798	1.23%

Services - Management Services
300,000	R1 RCM Inc. *	3,864,000	2.34%

Services - Miscellaneous Health & Allied Services, NEC
320,000	Viemed Healthcare, Inc. *	3,017,600	1.83%

Services - Prepackaged Software
150,000	Cerence Inc. *	2,362,500
10,900	Progress Software Corporation	581,079
		2,943,579	1.78%

Services - Services, NEC
400,000	Enviri Corporation *	3,660,000	2.22%

Services - Skilled Nursing Care Facilities
40,000	The Ensign Group, Inc.	4,976,800	3.02%

Special Industry Machinery (No Metalworking Machinery)
14,300	Kadant Inc.	4,691,830	2.85%

Special Industry Machinery, NEC
40,000	Axcelis Technologies, Inc. *	4,460,800
9,800	Azenta, Inc. *	590,744
150,000	Veeco Instruments Inc. *	5,275,500
		10,327,044	6.26%

Surgical & Medical Instruments & Apparatus
300,000	AngioDynamics, Inc. *	1,761,000
60,900	AtriCure, Inc. *	1,852,578
500,000	MiMedx Group, Inc. *	3,850,000
300,000	Orthofix Medical, Inc. *	4,356,000
119,400	OrthoPediatrics Corp. *	3,481,704
160,000	SI-Bone, Inc. *	2,619,200
300,000	Tactile Systems Technology, Inc. *	4,875,000
156,765	TELA Bio, Inc. *	888,858
20,000	Treace Medical Concepts, Inc. *	261,000
		23,945,340	14.52%

Telephone & Telegraph Apparatus
250,000	ADTRAN Holdings, Inc.	1,360,000
600,000	Infinera Corporation *	3,618,000
		4,978,000	3.02%

Women's, Misses', and Juniors Outerwear
165,740	J.Jill, Inc. *	5,298,708	3.21%

Total for Common Stocks (Cost $88,608,744)		158,118,727	95.88%

CONTINGENT VALUE RIGHTS
300,000	Flexion Therapeutics Contingent Value Rights * +	126,000	0.08%
Total for Contingent Value Rights (Cost $186,000)

MONEY MARKET FUNDS
7,156,730	SEI Daily Income Trust Government Fund Institutional 4.99% **	7,156,730	4.34%
Total for Money Market Funds (Cost $7,156,730)

Total Investment Securities		165,401,457	100.30%
	(Cost $95,951,474)

Liabilities in Excess of Other Assets		(486,852)	-0.30%

Net Assets		$164,914,605	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at March 31, 2024.
+ Level 3